PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Property And Equipment Tables
Property and Equipment

Property and equipment consisted of the following at:

	October 31, 2017	April 30, 2017

Office furniture and equipment	$13,363	$454
Computer equipment and software	26,287	24,569
Less accumulated depreciation and amortization	(22,493)	(25,023)
	17,157	-
Land	84,046	-

	$101,203	$-

	2017	2016

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)

	$-	$386